Average Annual Total Returns - NVIT Managed American Funds Asset Allocation Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Class Z Shares 1 Year	Class Z Shares 5 Years	Class Z Shares Since Fund Inception	Class Z Shares Fund Inception Date	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) 5 Years	S&P 500® Index (reflects no deduction for fees or expenses) Since Fund Inception	S&P 500® Index (reflects no deduction for fees or expenses) Fund Inception Date	60%/40% S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	60%/40% S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	60%/40% S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) Since Fund Inception	60%/40% S&P 500® Index/Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) Fund Inception Date
Total	7.09%	9.12%	6.65%	Jul. 08, 2014	7.09%	9.12%	6.65%	Jul. 08, 2014	18.40%	15.22%	12.59%		15.37%	11.23%	9.38%